Intangible Assets and Goodwill, Net (Details) - Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Engineering and Construction [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value [Line Items]
Gross margin	9.27%	9.23%	11.10%
Terminal growth rate	3.25%	3.80%	3.30%
Discount rate	15.31%	17.66%	11.97%
Electromechanical [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value [Line Items]
Gross margin	8.75%	8.13%	9.04%
Terminal growth rate	2.00%	2.00%	2.00%
Discount rate	14.06%	14.89%	13.28%
Morelco S.A.S. [Member] | Engineering and Construction [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value [Line Items]
Terminal growth rate	3.25%	3.80%	3.30%
Discount rate	16.31%	17.66%	11.97%
Average revenue growth rate	36.00%	43.19%	23.16%
Vial y Vives - DSD [Member] | Engineering and Construction [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value [Line Items]
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	15.80%	15.82%	17.60%
Average revenue growth rate	24.10%	9.03%	5.00%